Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll		$ 119,407	$ 130,463
Interest payable	[1]		46,639
Other		11,284	78,029
Total		$ 130,691	$ 255,131

[1]	Interest payable consists of interest from loans received from Beijing Baihengda. On January 21, 2022, March 28, 2022, and June 14, 2022, the Company and Beijing Baihengda (“Lenders”) and Guangxi Beihengda (“Borrowers”) entered into three loan agreements with similar terms. As of December 31, 2024, $304,139 interest payable to Beijing Baihengda and $329,484 interest receivable from Guangxi Beihengda were outstanding. In March 2025, the Company, Beijing Baihengda and Guangxi Beihengda entered into an agreement the interest payable to Beijing Baihengda, $304,139, would be paid by Guangxi Beihengda.